Intangible Assets - Amortization (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 49	$ 1,229	$ 207
Administrative expenses	649	1,257	1,771
Selling expenses	1,919	809	718
Amortization expense	$ 2,617	$ 3,295	$ 2,696